COMMON STOCK PURCHASE WARRANTS AND WARRANT LIABILITY (Details Narrative) $ / shares in Units, $ in Thousands				3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 27, 2020 shares	Oct. 16, 2020 $ / shares shares	Mar. 14, 2019 USD ($) $ / shares shares	Jul. 31, 2021 USD ($) $ / shares shares	Jul. 31, 2020 USD ($)	Jul. 31, 2021 USD ($) $ / shares shares	Jul. 31, 2020 USD ($)	Oct. 31, 2020 USD ($) $ / shares shares	Oct. 31, 2019 USD ($) $ / shares shares	May 31, 2020 $ / shares	Jul. 31, 2019 shares	Feb. 21, 2019 shares
Warrants outstanding				30,225,397		30,225,397
Number of warrants to purchase common stock				30,225,397		30,225,397		398,226	432,142
Warrant exercise price per share | $ / shares								$ 0.372	$ 0.372	$ 0.64
Common stock, par value | $ / shares				$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized				170,000,000		170,000,000		170,000,000	170,000,000
Loss on shares issued in settlement of warrants | $								$ 77	$ 1,607
Loss on shares issued in settlement of warrants | $								(77)	(1,607)
Fair value of the warrant liability | $								17,000	19,000
Income on fair value of warrants | $						$ (1,814)		$ 0	$ 2,600
Measurement Input, Exercise Price [Member]
Warrants, measurement input | $ / shares		1.25	22.50
Measurement Input, Share Price [Member]
Warrants, measurement input | $ / shares		0.406	6.45
Measurement Input, Expected Term [Member]
Warrants, term		4 years 9 months 3 days	5 years 6 months
Measurement Input, Price Volatility [Member]
Warrants, measurement input fair value, percentage		101.18%	96.37%
Measurement Input, Risk Free Interest Rate [Member]
Warrants, measurement input fair value, percentage		0.32%	2.44%
Private Exchange Agreement [Member]
Number of warrants to purchase common stock		5,000,000	856,865
Warrant exercise price per share | $ / shares		$ 1.25	$ 22.50
Warrant expiration		Jul. 21, 2025	Sep. 11, 2024
Loss on shares issued in settlement of warrants | $			$ (1,600)
Loss on shares issued in settlement of warrants | $			$ 1,600
Private Exchange Agreement [Member] | Investor [Member]
Number of common stock shares issued		3,000,000	856,865
Fair value of warrant | $			$ 3,900
IPO [Member]
Common stock, shares authorized				300,000,000		300,000,000
Number of common stock shares issued	26,666,666
Equity Warrants [Member]
Warrants outstanding								398,226	432,142
Number of warrants to purchase common stock				18,910,965		18,910,965		327,363	359,863
Warrant Liability [Member]
Warrants outstanding								398,226	432,142
Number of warrants to purchase common stock				11,314,432		11,314,432		70,863	72,279
Warrant exercise price per share | $ / shares				$ 0.30		$ 0.30		$ 0.37
Income on fair value of warrants | $									$ (2,589)
Warrant Liability [Member] | Measurement Input, Exercise Price [Member]
Warrant exercise price per share | $ / shares								$ 0.37	$ 0.37
Warrant Liability [Member] | Measurement Input, Expected Term [Member]
Warrants, term				3 years 1 month 13 days		3 years 1 month 13 days		3 years 10 months 13 days	4 years 10 months 13 days
Warrant Liability [Member] | Measurement Input, Price Volatility [Member]
Warrants, measurement input								1.0558	1.0099
Warrant Liability [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants, measurement input				0.0035		0.0035		0.0029	0.0151
Warrant Liability [Member] | IPO [Member] | Measurement Input, Price Volatility [Member]
Warrants, measurement input				1.23		1.23		1.06
Exercise Price Range One [Member]
Number of warrants to purchase common stock				25		25		327,338	359,838
Warrant exercise price per share | $ / shares				$ 281.25		$ 281.25
Expiration Date								Jul. 31, 2024
Type of Financing						Other warrants		July 2019 Public Offering	July 2019 Public Offering
Exercise Price Range Two [Member]
Number of warrants to purchase common stock				70,297		70,297		25	25
Warrant exercise price per share | $ / shares				$ 0.30		$ 0.30		$ 281.25	$ 281.25
Expiration Date						Jul. 31, 2024
Type of Financing						September 2018 Public Offering		Other Warrants	Other Warrants
Exercise Price Range Three [Member]
Number of warrants to purchase common stock				327,338		327,338		70,863	72,279
Warrant exercise price per share | $ / shares				$ 2.80		$ 2.80		$ 0.372	$ 0.372
Expiration Date						Sep. 30, 2024		Sep. 30, 2024
Type of Financing						July 2019 Public Offering		September 2018 Public Offering	September 2018 Public Offering
Minimum [Member]
Warrant exercise price per share | $ / shares				0.30		$ 0.30		$ 0	$ 0
Common stock, shares authorized												95,000,000
Minimum [Member] | Private Exchange Agreement [Member]
Warrant exercise price per share | $ / shares			$ 4.50
Minimum [Member] | Warrant Liability [Member]
Warrant exercise price per share | $ / shares				0.30		0.30		0.372
Maximum [Member]
Number of warrants to purchase common stock											17,142,000
Warrant exercise price per share | $ / shares				281.25		281.25		281.25	$ 281.25
Common stock, shares authorized												170,000,000
Maximum [Member] | Private Exchange Agreement [Member]
Warrant exercise price per share | $ / shares			$ 22.50
Maximum [Member] | Warrant Liability [Member]
Warrant exercise price per share | $ / shares				$ 22.50		$ 22.50		$ 22.50